ACQUISITION - Summary of purchase price allocation (Parentheticals)(Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Unamortized part of intangible assets acquired	$ 5,242
iWeb Group Inc
Business Acquisition [Line Items]
Cash acquired from acquisition	$ 1,300